Document and Entity Information Document	Sep. 23, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41409
Entity Tax Identification Number	87-4496285
Entity Address, Address Line One	9975 Summers Ridge Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	552-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	QDEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001906324
Amendment Flag	false
Entity Registrant Name	QUIDELORTHO CORP